UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 August 8, 2008

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$339,330,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     3379    48560 SH       SOLE                    48560
AFLAC Inc.                     COM              001055102      512     8155 SH       SOLE                     8155
Abbott Laboratories            COM              002824100      485     9150 SH       SOLE                     9150
Accenture Ltd Cl A             COM              G1150G111     7306   179430 SH       SOLE                   179430
Adobe Systems Inc              COM              00724F101     6866   174298 SH       SOLE                   174298
Allergan Inc.                  COM              018490102     5733   110135 SH       SOLE                   110135
American Express               COM              025816109     5012   133053 SH       SOLE                   133053
Amgen Inc.                     COM              031162100     2879    61042 SH       SOLE                    61042
Anheuser-Busch                 COM              035229103      559     9000 SH       SOLE                     9000
Apache Corp                    COM              037411105      236     1700 SH       SOLE                     1700
Apple Computer                 COM              037833100     4549    27170 SH       SOLE                    27170
Autodesk Inc                   COM              052769106     6142   181657 SH       SOLE                   181657
Bank of America Corp           COM              060505104     4406   184595 SH       SOLE                   184595
Bank of New York Mellon Corp   COM              064058100      640    16912 SH       SOLE                    16912
Berkshire Hathaway Class B     COM              084670207     6692     1668 SH       SOLE                     1668
Blackstone Group               COM              09253u108     6831   375126 SH       SOLE                   375126
Boeing                         COM              097023105      614     9339 SH       SOLE                     9339
Burlington Northern Sante Fe C COM              12189T104      210     2100 SH       SOLE                     2100
Campbell Soup Co.              COM              134429109     6434   192276 SH       SOLE                   192276
Caterpillar                    COM              149123101     6346    85969 SH       SOLE                    85969
Celgene Corp                   COM              151020104     6663   104323 SH       SOLE                   104323
Cerner Corp                    COM              156782104     6475   143319 SH       SOLE                   143319
Chevron Corp                   COM              166764100     8397    84707 SH       SOLE                    84707
Chubb Corp                     COM              171232101      221     4500 SH       SOLE                     4500
Cisco Systems Inc              COM              17275R102     6229   267815 SH       SOLE                   267815
Coca Cola Co.                  COM              191216100      577    11100 SH       SOLE                    11100
Comcast Corp Class A           COM              20030N101     5832   307421 SH       SOLE                   307421
ConocoPhillips                 COM              20825C104     7406    78457 SH       SOLE                    78457
Cooper Industries Ltd          COM              G24182100     5937   150316 SH       SOLE                   150316
Costco Wholesale               COM              22160K105      690     9835 SH       SOLE                     9835
Danaher Corp                   COM              235851102      232     3000 SH       SOLE                     3000
Emerson Electric               COM              291011104      475     9600 SH       SOLE                     9600
Equitable Resources            COM              294549100     8885   128654 SH       SOLE                   128654
Exxon Mobil Corp               COM              30231G102      704     7985 SH       SOLE                     7985
General Electric               COM              369604103     8225   308150 SH       SOLE                   308150
Genzyme Corp                   COM              372917104     2930    40763 SH       SOLE                    40763
Goldman Sachs                  COM              38141G104     6331    36196 SH       SOLE                    36196
Google Inc                     COM              38259P508     7001    13300 SH       SOLE                    13300
Gorman-Rupp                    COM              383082104      394     9885 SH       SOLE                     9885
Horizon Financial Corp         COM              44041F105      105    16903 SH       SOLE                    16903
IShares Russell 1000 Growth    COM              464287614      206     3727 SH       SOLE                     3727
ITT Industries Inc             COM              450911102     6975   110144 SH       SOLE                   110144
Intel Corp                     COM              458140100     6399   297885 SH       SOLE                   297885
International Game Technology  COM              459902102     1928    77185 SH       SOLE                    77185
Johnson & Johnson              COM              478160104      288     4470 SH       SOLE                     4470
KeyCorp                        COM              493267108      389    35421 SH       SOLE                    35421
Kimberly Clark Corp.           COM              494368103      302     5055 SH       SOLE                     5055
Las Vegas Sands Corp           COM              517834107     3927    82786 SH       SOLE                    82786
Loews Corp.                    COM              540424108      347     7400 SH       SOLE                     7400
Medtronic Inc                  COM              585055106     6372   123127 SH       SOLE                   123127
Merck & Co.                    COM              589331107      413    10948 SH       SOLE                    10948
Mercury General Corp           COM              589400100      280     6000 SH       SOLE                     6000
Microsoft                      COM              594918104     7489   272223 SH       SOLE                   272223
Morgan Stanley                 COM              617446448     5161   143087 SH       SOLE                   143087
NAVTEQ Corp                    COM              63936l100     3088    40109 SH       SOLE                    40109
National Oilwell Varco Inc     COM              637071101     8767    98822 SH       SOLE                    98822
Newfield Exploration Company   COM              651290108     8137   124699 SH       SOLE                   124699
Nike Inc Class B               COM              654106103     3841    64433 SH       SOLE                    64433
PNC Financial                  COM              693475105     5379    94202 SH       SOLE                    94202
Paccar Inc                     COM              693718108      779    18612 SH       SOLE                    18612
Peabody Energy                 COM              704549104     8275    93979 SH       SOLE                    93979
PepsiCo Inc.                   COM              713448108     6774   106519 SH       SOLE                   106519
Philip Morris International In COM              718172109      388     7850 SH       SOLE                     7850
Plum Creek Timber Co           COM              729251108      256     6000 SH       SOLE                     6000
Powershares Wilderhill Clean E COM              73935X500      284    14544 SH       SOLE                    14544
Procter & Gamble               COM              742718109     6859   112796 SH       SOLE                   112796
Qualcomm Inc                   COM              747525103     7096   159938 SH       SOLE                   159938
Rockwell Automation            COM              773903109     4696   107389 SH       SOLE                   107389
S&P 500 Depository Receipt     COM              78462F103     2282    17828 SH       SOLE                    17828
S&P Mid-Cap 400 Depository Rec COM              595635103      727     4885 SH       SOLE                     4885
S&P Small-Cap 600 iShares Trus COM              464287804      741    12309 SH       SOLE                    12309
Starbucks Corporation          COM              855244109     6768   429976 SH       SOLE                   429976
Varian Medical Sys             COM              92220P105     4071    78509 SH       SOLE                    78509
Vodafone Group PLC             COM              3742325         44    14887 SH       SOLE                    14887
Walgreen Co.                   COM              931422109     5612   172615 SH       SOLE                   172615
Washington Federal Inc.        COM              938824109      377    20826 SH       SOLE                    20826
Zimmer Holdings Inc            COM              98956P102      252     3700 SH       SOLE                     3700
iShares Russell 2000 Index Fun COM              464287655      564     8174 SH       SOLE                     8174
America Movil - ADR Series L   INTL EQ          02364w105     6719   127365 SH       SOLE                   127365
CGG Veritas                    INTL EQ          204386106     5338   113079 SH       SOLE                   113079
Glaxosmithkline PLC - ADR      INTL EQ          37733W105      201     4552 SH       SOLE                     4552
Luxottica Group SPA - ADR      INTL EQ          55068r202     5020   215170 SH       SOLE                   215170
MSCI Emerging Markets iShares  INTL EQ          464287234      646     4757 SH       SOLE                     4757
MSCI Europe ETF- Vanguard      INTL EQ          922042874      258     3938 SH       SOLE                     3938
Nestle SA ADR                  INTL EQ          641069406     6610    58344 SH       SOLE                    58344
Novartis AG - ADR              INTL EQ          66987V109      206     3745 SH       SOLE                     3745
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     6158    68181 SH       SOLE                    68181
Select Emerging Markets ETF- V INTL EQ          922042858     5850   125009 SH       SOLE                   125009
Telefonica SA - Spons ADR      INTL EQ          879382208      533     6700 SH       SOLE                     6700
Teva Pharmaceutical            INTL EQ          881624209     7226   157776 SH       SOLE                   157776
iShares MSCI Japan Index Fund  INTL EQ          464286848     6192   496577 SH       SOLE                   496577
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      267     1959 SH       SOLE                     1959
iShares MSCI Switzerland Index INTL EQ          464286749      201     8467 SH       SOLE                     8467
iShares TR MSCI EAFE Index Fun INTL EQ          464287465     1833    26695 SH       SOLE                    26695